Consolidated Statements of Loss and Comprehensive Loss - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating expenses
General and administrative	$ 3,071	$ 2,902	$ 2,395
Consulting and professional fees	5,103	3,782	4,659
Acquisition cost	255	442	700
Investor relations and marketing	622	811	633
Salaries and benefits	6,513	4,318	3,775
Share-based payments (Note 17)	1,453	1,739	1,821
Operating loss:	17,017	13,994	13,983
Other
Unrealized gain (loss) on marketable securities (Note 8)	4	41	(253)
(Loss) gain on financial derivative liability – Convertible Notes (Note 11)	(10,354)	(4,493)	6,683
Changes in fair value of US warrants (Note 14 and 17 (c))	74,410	7	1,243
Extinguishment of government loans	(8,017)
Impairment	0	0	(51,884)
Other non-operating loss (Note 19)	(12,325)	(11,008)	(6,472)
Net loss	(133,465)	(29,447)	(64,666)
Other comprehensive income (loss):
Fair value adjustment of 2028 Notes and 2027 Notes due to own credit risk	1,283	(1,342)	0
Foreign currency translation gain (loss)	(4,424)	7,538	(2,082)
Net loss and other comprehensive loss	$ (136,606)	$ (23,251)	$ (66,748)
Basic and diluted loss per share (Note 20) (in CAD per share)	$ (4.16)	$ (2.07)	$ (5.96)
Weighted average number of common shares outstanding - Basic and diluted (Note 20) (in shares)	32,104,582	14,256,263	10,857,737
The 2028 and 2027 notes [member]
Other
Extinguishment of government loans	$ (168,183)	$ 0	$ 0